Borrowings and Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Borrowings and Derivative Liabilities [Abstract]
Schedule of Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	March 30,	December 29,
	2025	2024
July 2024 Notes	$18,267	$17,965
July 2024 Notes derivative liability	11,885	13,563
July 2024 Notes - related parties	25,119	24,632
July 2024 derivative liability - related parties	18,514	21,127
September 2024 Notes	9,083	5,636
September 2024 Notes derivative liability	45,724	55,474
September 2024 Notes - related party	890	476
September 2024 Notes - derivative liability - related party	5,872	6,958
Revolver Loan	1,500	1,500
Total Notes payable	136,854	147,331
Less current portion	(1,500)	(1,500)
Notes payable and convertible notes, net of current portion	$135,354	$145,831

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	December 29,	December 31,
	2024	2023
July 2024 Notes	$17,965	$-
July 2024 Notes derivative liability	13,563	-
July 2024 Notes - related parties	24,632	-
July 2024 derivative liability - related parties	21,127	-
September 2024 Notes	5,636	-
September 2024 Notes derivative liability	55,474	-
September 2024 Notes - related party	476	-
September 2024 Notes - derivative liability - related party	6,958	-
2018 Bridge Notes	-	11,031
Revolver Loan	1,500	5,168
Secured Credit Facility	-	12,158
Polar Settlement Agreement	-	300
Total Notes payable	147,331	28,657
Debt in CS Solis	-	33,280
Total notes payable and convertible notes, net	-	61,937
Less current portion	(1,500)	(61,937)
Notes payable and convertible notes, net of current portion	$145,831	$-

Schedule of Fair Value of the Derivative Liability

The carrying amount of the convertible July 2024 Notes, inclusive of the fair value of the derivative liability was as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
July 2024 Notes	$70,190	$70,348
July 2024 Notes derivative liability	30,399	34,690
Less Unamortized debt discount	(26,804)	(27,751)
Total carrying amount of July 2024 Notes	$73,785	$77,287

The carrying amount of the convertible September 2024 Notes, inclusive of the fair value of the derivative liability was as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
September 2024 Notes	$80,000	$79,800
September 2024 Notes derivative liability	51,596	62,432
Less Unamortized debt discount	(70,027)	(73,688)
Total carrying amount of September 2024 Notes	$61,569	$68,544

Schedule of Contingent Interest Payable

Contingent interest payable upon default and included in the July 2024 Notes obligation was as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
Contingent interest payable	$2,292	$2,426
Contingent interest payable - related parties	382	404
Total contingent interest payable	$2,674	$2,830

Schedule of Interest Expense and Amortization of Debt Discount Cost

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended
	March 30,	March 31,,
	2025	2024
Interest expense	$1,379	$-
Amortization of debt discount	947	-
Total	$2,326	$-

Related parties portion of interest expense and amortization of debt discount included in the above amounts:
Interest expense - related parties	$837	$-
Amortization of debt discount - related parties	575	-
Total - related parties	$1,412	$-

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended
	March 30,	March 31,
	2025	2024
Interest expense	$1,405	$-
Amortization of debt discount	3,661	-
Total	$5,066	$-

Related parties portion of interest expense and amortization of debt discount included in the above amounts:
Interest expense - related parties	$140	$-
Amortization of debt discount - related parties	413	-
Total - related parties	$553	$-